PREFERRED STOCK (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 02, 2017	May 14, 2014
Preferred stock shares outstanding	0
Preferred stock shares issued	0
Preferred stock par value	$ 0.0001
Convertible Preferred Stock, Shares Issued upon Conversion	760,000,000
Preferred stock shares authorized	50,000,000
Preferred Stock [Member]
Preferred stock shares outstanding	0
Preferred stock par value	$ 0.0001
Preferred Stock, Convertible, Conversion Ratio	434.00%
Convertible Preferred Stock, Shares Issued upon Conversion	760,000,000
Preferred stock shares authorized	50,000,000
Class A Redeemable Convertible Preferred Stock [Member] | Preferred Stock [Member]
Preferred stock shares issued					2,042,483
Preferred Stock, Value, Issued					$ 3.1
Preferred stock par value					$ 0.0001
Preferred Stock, Redemption Price Per Share	$ 2.295
Class B Redeemable Convertible Preferred Stock [Member] | Preferred Stock [Member]
Preferred stock shares issued				1,459,462
Preferred Stock, Value, Issued				$ 4.3
Preferred stock par value				$ 0.0001
Preferred Stock, Redemption Price Per Share	4.45335
Series A Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock, Liquidation Preference Per Share	1.53
Preferred Stock, Liquidation Preference, Value		$ 6.3	$ 6.3
Series B Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock, Liquidation Preference Per Share	$ 2.9689
Preferred Stock, Liquidation Preference, Value		$ 8.7	$ 8.7